SCHEDULE OF PREVIOUSLY ISSUED FINANCIAL STATEMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid expenses and other current assets		$ (856,207)
Accounts payable		342,948
CASH USED IN OPERATING ACTIVITIES	$ (5,858,646)	(8,925,244)
Payments due on License Agreement		(1,250,000)
Payments made on License Agreement		(2,400,000)
CASH PROVIDED BY FINANCING ACTIVITIES	$ 6,189,518	18,935,954
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid expenses and other current assets		(1,506,207)
Accounts payable		(2,657,052)
CASH USED IN OPERATING ACTIVITIES		(12,575,244)
Payments due on License Agreement
Payments made on License Agreement
CASH PROVIDED BY FINANCING ACTIVITIES		22,585,954
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid expenses and other current assets		650,000
Accounts payable		3,000,000
CASH USED IN OPERATING ACTIVITIES		3,650,000
Payments due on License Agreement		(3,000,000)
Payments made on License Agreement		(2,400,000)
CASH PROVIDED BY FINANCING ACTIVITIES		$ (3,650,000)